Annual Total Returns- DWS Multi-Asset Conservative Allocation Fund (Class T) [BarChart] - Class T - DWS Multi-Asset Conservative Allocation Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.28%)	11.14%	11.30%	3.64%	(1.85%)	3.54%	10.65%	(6.31%)	16.04%	7.89%